T. ROWE PRICE Global Real Estate Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 6.1%
Common Stocks 6.1%
Goodman Group  121,373 2,630
Mirvac Group  373,895 562
Scentre Group  303,626 819
Total Australia (Cost $2,177) 4,011
BELGIUM 3.7%
Common Stocks 3.7%
Aedifica  6,275 466
Shurgard Self Storage  19,841 753
Warehouses De Pauw  48,675 1,220
Total Belgium (Cost $2,393) 2,439
CANADA 2.5%
Common Stocks 2.5%
Canadian Apartment Properties REIT (1) 21,001 614
Colliers International Group (USD)  6,787 1,060
Total Canada (Cost $1,403) 1,674
FINLAND 1.8%
Common Stocks 1.8%
Kojamo (2) 95,471 1,218
Total Finland (Cost $971) 1,218
GERMANY 1.1%
Common Stocks 1.1%
LEG Immobilien  9,354 745
Total Germany (Cost $724) 745
HONG KONG 3.5%
Common Stocks 3.5%
Kerry Properties  204,000 546
Sun Hung Kai Properties  73,000 873

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
Swire Properties  321,600 915
Total Hong Kong (Cost $1,856) 2,334
INDIA 0.8%
Common Stocks 0.8%
Nexus Select Trust  280,897 524
Total India (Cost $359) 524
JAPAN 9.8%
Common Stocks 9.8%
Invincible Investment  1,006 459
Japan Prime Realty Investment  816 569
Japan Real Estate Investment  620 522
Kyushu Railway  28,800 761
Mitsubishi Estate  93,600 2,151
Mitsui Fudosan  31,400 342
Nippon Prologis REIT  766 448
Nomura Real Estate Holdings  52,200 333
Open House Group  18,000 931
Total Japan (Cost $5,170) 6,516
SINGAPORE 3.4%
Common Stocks 3.4%
CapitaLand Integrated Commercial Trust  448,216 796
Digital Core REIT Management (USD)  486,700 231
Keppel DC REIT  318,400 591
Keppel DC REIT, Rights, 10/14/25 (2) 25,472 3
NTT DC REIT (USD) (2) 657,100 657
Total Singapore (Cost $2,070) 2,278
SPAIN 0.6%
Common Stocks 0.6%
Cellnex Telecom  10,715 371
Total Spain (Cost $365) 371

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 5.0%
Common Stocks 5.0%
Big Yellow Group  54,562 715
Persimmon  40,513 633
Segro  181,883 1,607
UNITE Group  35,184 341
Total United Kingdom (Cost $3,391) 3,296
UNITED STATES 60.7%
Common Stocks 60.7%
Acadia Realty Trust, REIT (1) 50,736 1,022
American Homes 4 Rent, Class A, REIT  25,530 849
AvalonBay Communities, REIT  8,319 1,607
CubeSmart, REIT  35,059 1,426
Cushman & Wakefield (2) 31,500 501
Digital Realty Trust, REIT  13,796 2,385
Douglas Emmett, REIT  22,005 343
EastGroup Properties, REIT  8,701 1,473
Equinix, REIT  4,577 3,585
Equity LifeStyle Properties, REIT  13,457 817
Equity Residential, REIT  24,829 1,607
Essex Property Trust, REIT  5,295 1,417
Healthcare Realty Trust, REIT  36,900 665
Marriott International, Class A  1,454 379
Pebblebrook Hotel Trust, REIT  17,300 197
Prologis, REIT  27,033 3,096
Public Storage, REIT  2,629 759
Regency Centers, REIT  17,763 1,295
Rexford Industrial Realty, REIT  33,093 1,360
Simon Property Group, REIT  14,715 2,762
Smartstop Self Storage REIT, REIT (1) 27,432 1,033
Sun Communities, REIT  11,333 1,462
Terreno Realty, REIT  14,271 810
Ventas, REIT  28,153 1,970
VICI Properties, REIT  53,800 1,754
Vornado Realty Trust, REIT  13,863 562
Welltower, REIT  28,775 5,126
Total United States (Cost $27,611) 40,262

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.16% (3)(4) 84,004 84
Total Short-Term Investments (Cost $84) 84
SECURITIES LENDING COLLATERAL 2.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.7%
Money Market Funds 2.7%
T. Rowe Price Government Reserve Fund, 4.16% (3)(4) 1,792,550 1,793
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,793
Total Securities Lending Collateral (Cost $1,793) 1,793
Total Investments in Securities  101.8%
(Cost $50,367) $ 67,545
Other Assets Less Liabilities (1.8)% (1,175)
Net Assets 100.0% $ 66,370
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at September 30, 2025.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Real Estate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 29++
Totals $ —# $ — $ 29+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 1,909  ¤  ¤ $ 1,877
Total $ 1,877^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $29 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,877.

T. ROWE PRICE Global Real Estate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Real Estate Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Real
Estate Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Real Estate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Real Estate Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Real Estate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F173-054Q3 09/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 41,322 $ 24,346 $ — $ 65,668
Short-Term Investments 84 — — 84
Securities Lending Collateral 1,793 — — 1,793
Total $ 43,199 $ 24,346 $ — $ 67,545